TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
TAXES ON INCOME
Schedule of income (loss) before taxes on income

	Year Ended December 31,
	2020	2019	2018

Domestic	$30,008	$(18,264)	$10,084
Foreign	6,639	6,949	6,503

	$36,647	$(11,315)	$16,587

Schedule of taxes on income (tax benefits)

	Year Ended December 31,
	2020	2019	2018

Current taxes	$742	$990	$843
Deferred tax expense (income)	8,657	(16,282)	2,251

	$9,399	$(15,292)	$3,094

Domestic	$7,519	$(10,421)	$1,610
Foreign	1,880	(4,871)	1,484

	$9,399	$(15,292)	$3,094

Summary of significant components of the deferred tax liabilities and assets
f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax liabilities and assets are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$26,506	$31,391
Reserves and allowances	10,861	12,588

Net deferred tax assets before valuation allowance	37,367	43,979
Less - valuation allowance	(25,286)	(23,513)

Deferred tax asset	$12,081	$20,466

Deferred tax liability	$(206)	$(139)

Deferred tax asset:
Domestic	6,643	13,863
Foreign	5,438	6,603

	$12,081	$20,466

Deferred tax liability:
Foreign	$(206)	$(139)

Schedule of reconciliation of the theoretical tax expense (benefit)
g.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense (benefit), assuming all income is taxed at the Israeli statutory corporate tax rate applicable to the income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2020	2019	2018

Income (loss) before taxes, as reported in the consolidated statements of operations	$36,647	$(11,315)	$16,587

Israeli statutory corporate tax rate	(*)11.5%	23.0%	23.0%

Theoretical tax expense (benefit) on the above amount at the Israeli statutory corporate tax rate	$4,215	$(2,602)	$3,815
Income tax at rate other than the Israeli statutory corporate tax rate	1,201	78	458
Non-deductible expenses, including share-based compensation expenses	405	693	384
Losses for which valuation allowance was utilized	(2,500)	(12,076)	(2,874)
Changes in exchange rates of subsidiaries	(1,324)	(1,455)	1,388
Impact of rate change	6,931	—	—
Unrecognized tax benefits	—	—	(386)
Impact of TCJA in the U.S.	—	—	271
Other	471	70	38

Actual tax expense (benefit)	$9,399	$(15,292)	$3,094

(*) The revised Israeli tax in accordance with the Company’s PTE effective tax rate